RELATED PARTY TRANSACTIONS (Details Narrative) - Northshore Orthopedics Assoc [Member]	3 Months Ended
Mar. 31, 2022 USD ($) ft²
Related Party Transaction [Line Items]
Area of real estate property | ft²	200
Payments for rent | $	$ 1,000